SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 91.1%

Alabama - 0.3%

Clio Water & Sewer Rev. (AGM Insured)	340,000	3.10	1/1/33	340,745

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	541,150

Stadium Trace Village Improvement District Rev.	500,000	3.63	3/1/36	502,315

				1,384,210

Alaska - 0.3%

AK Hsg. Finance Corp. Rev. (State Capital Proj.)	355,000	4.00	6/1/36	385,292

AK Hsg. Finance Corp. Rev. (State Capital Proj.)	145,000	4.00	6/1/36	161,640

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	250,000	5.50	N/A	10,313

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	262,935

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	339,021

				1,159,201

Arizona - 2.3%

AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	4.00	12/1/39	250,245

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	6.75	7/1/30	868,072

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	100,000	5.50	7/1/31	109,378

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	7.75	7/1/50	905,535

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	200,000	6.00	7/1/51	221,118

AZ Industrial Dev. Auth. Rev. (Social Bond Equitable School Revolving Fund)	500,000	4.00	11/1/45	572,565

Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	321,837

La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	866,115

Maricopa Co. Industrial Dev. Auth. Rev. (Legacy Traditional School Proj.)	500,000	4.00	7/1/50	561,570

Maricopa Co. Industrial Dev. Auth. Rev. (Paradise School Proj.)	1,000,000	4.00	7/1/54	1,137,050

Phoenix City Industrial Dev. Auth. Rev. (Northwest Christian School Proj.) [4]	600,000	5.00	9/1/45	673,842

Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	446,884

Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,098,890

Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	377,363

Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	275,000	9.75	5/1/25	278,630

Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	500,335

				9,189,429

Arkansas - 0.5%

Mountain Home City Sales & Use Tax Rev.	500,000	2.00	9/1/38	501,585

Rogers City Rev.	1,000,000	3.88	11/1/39	1,127,280

Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	519,715

				2,148,580

California - 4.1%

CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	611,590

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	260,547

CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	354,526

CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	500,000	5.00	11/15/46	573,680

CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	250,000	5.00	11/15/56	285,518

CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	617,580

Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.13	8/1/31	552,984

Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	5.80	8/1/35	1,238,660

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	724,855

DECEMBER 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	626,335

Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,398,875

Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	304,522

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,274,889

Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	287,020

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	571,415

Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	749,658

Reef-Sunset Unified School District (BAM Insured) [6]	750,000	4.85	8/1/38	861,795

Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	85,052

Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	287,037

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	0.68	6/1/39	493,655

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	426,544

South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	552,770

Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	245,000	6.50	12/1/37	297,391

Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	205,000	6.50	12/1/37	251,258

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	677,982

Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,225,570

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	680,715

				16,272,423

Colorado - 4.5%

Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	298,214

Brighton Crossing Metropolitan District No. 6 G.O.	515,000	5.00	12/1/40	565,650

Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	373,209

Chambers Highpoint Metropolitan District No. 2 G.O.	515,000	5.00	12/1/41	547,435

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,942

CO Educational & Cultural Facs. Auth. Rev. (STEM School Proj.)	350,000	4.00	10/1/61	367,570

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	401,364

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	500,000	5.00	5/15/58	520,455

CO Health Facs. Auth. Rev. (Covenant Living Community)	500,000	4.00	12/1/50	569,475

CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	755,411

Copperleaf Metro District No. 4 G.O.	750,000	5.00	12/1/49	809,617

Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	539,975

Denver City & County Housing Auth. Rev. (Sustainability Bonds - Thrive Proj.)	500,000	2.05	2/1/39	500,205

DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	536,390

Green Valley Ranch East Metropolitan District No. 6 G.O.	1,000,000	5.88	12/1/50	1,100,670

Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	535,985

Hunters Overlook Metropolitan District No. 5 G.O.	500,000	5.00	12/1/49	541,495

Johnstown Village Metropolitan District No. 2. G.O.	500,000	5.00	12/1/50	540,625

Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	473,870

Legato Community Auth. Rev.	500,000	5.00	12/1/51	539,170

Mirabelle Metropolitan District. No. 2 G.O.	500,000	5.00	12/1/49	535,035

Peak Metropolitan District No. 1 G.O. [4]	500,000	5.00	12/1/41	548,115

Peak Metropolitan District No. 1 G.O. [4]	500,000	5.00	12/1/51	544,000

Raindance Metropolitan District No. 2 G.O.	330,000	5.00	12/1/39	355,925

Reunion Metropolitan District Rev.	600,000	3.63	12/1/44	595,374

St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	525,950

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

STC Metropolitan District No. 2 G.O.	500,000	5.00	12/1/49	541,835

Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	536,255

Transport Metropolitan District No. 3 G.O.	750,000	5.00	12/1/51	828,510

Tree Farm Metropolitan District G.O. [4]	500,000	4.50	12/1/41	506,625

Vauxmont Metropolitan District G.O. (AGM Insured)	475,000	3.25	12/15/50	512,891

Wild Plum Metropolitan District G.O.	595,000	5.00	12/1/49	643,647

Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	499,300

				17,941,189

Connecticut - 1.0%

CT Health & Educational Facs. Auth. Rev. [4]	250,000	3.25	1/1/27	253,792

CT Health & Educational Facs. Auth. Rev. [4]	250,000	5.00	1/1/55	275,408

CT Hsg. Finance Auth. Rev.	100,000	3.88	11/15/35	100,670

CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	571,675

CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	1,027,460

CT Hsg. Finance Auth. Rev.	865,000	2.55	6/15/46	873,788

CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	512,052

Steel Point Infrastructure Improvement District Rev. (Steelpointe Harbor Proj.) [4]	350,000	4.00	4/1/51	366,405

				3,981,250

District of Columbia - 0.7%

District of Columbia Hsg. Finance Agency Rev. (FHA Insured)	1,500,000	2.50	3/1/42	1,497,855

District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	671,766

District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	537,005

				2,706,626

Florida - 12.8%

Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	414,094

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	475,088

Atlantic Beach, Rev. (Fleet Landing Proj.)	750,000	3.00	11/15/23	753,247

Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	295,000	3.00	5/1/38	318,579

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	226,082

Capital Trust Agency Rev. (Academir Charter Schools, Inc. Proj.) [4]	250,000	4.00	7/1/51	270,515

Capital Trust Agency Rev. (Academir Charter Schools, Inc. Proj.) [4]	250,000	4.00	7/1/56	268,378

Capital Trust Agency Rev. (Imagine School at North Manate, Inc. Proj.) [4]	230,000	5.00	6/1/41	252,798

Capital Trust Agency Rev. (Imagine School at North Manate, Inc. Proj.) [4]	325,000	5.00	6/1/41	371,625

Capital Trust Agency Rev. (Lutz Preparatory School, Inc. Proj.)	300,000	4.00	6/1/41	338,160

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	524,715

Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	314,433

Capital Trust Agency Rev. (Tallahassee Tapestry) [2,4,5]	550,000	6.75	12/1/35	176,000

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [2,4,5]	250,000	6.75	7/1/37	76,250

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) [2,5]	250,000	7.00	4/1/35	137,500

Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	575,430

Celebration Pointe Community Dev. District Special Assessment Rev. [4]	240,000	5.00	5/1/32	267,869

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	523,375

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [2,4,5]	250,000	7.25	5/15/26	170,000

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [2,4,5]	750,000	8.13	5/15/44	510,000

County of Hillsborough Utility Rev.	1,000,000	2.50	8/1/51	1,001,720

Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	510,000	5.00	5/1/32	615,759

DECEMBER 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	422,300

Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	525,000	3.75	10/1/49	547,475

Fishhawk Ranch Community Dev. District Special Assessment (AGM Insured)	500,000	3.00	11/1/41	534,960

FL Dev. Finance Corp. Rev. (Discovery High School Proj.) [4]	500,000	5.00	6/1/40	555,445

FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	709,494

FL Dev. Finance Corp. Rev. (Mayflower Retirement Community) [4]	330,000	2.38	6/1/27	330,927

FL Dev. Finance Corp. Rev. (The Glenride on Palmer Ranch Proj.)	650,000	5.00	6/1/51	739,317

FL Higher Educational Facs. Financial Auth. Rev. (Rollins College Proj.)	1,000,000	4.00	12/1/50	1,153,840

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	525,000	4.20	1/1/45	555,188

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	345,000	3.30	7/1/49	354,446

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	905,000	2.75	7/1/50	924,258

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	2.30	1/1/52	1,493,700

FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	1,077,970

Gramercy Farms Community Dev. District Special Assessment [6]	330,000	3.20	5/1/39	171,600

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	654,939

Harbor Bay Community Dev. District Special Assessment	295,000	4.10	5/1/48	316,948

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	232,114

Hollywood Beach Community Dev. District Special Assessment (Public Parking Facilities Proj.)	500,000	4.00	10/1/45	574,520

Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	565,630

Lakes of Sarasota Community Dev. District Special Assessment	300,000	3.88	5/1/31	304,569

Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	511,055

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	272,439

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	104,168

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	549,219

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	627,270

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	100,000	6.70	5/1/33	104,725

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	335,955

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	436,320

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	426,865

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	523,605

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	335,472

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	634,562

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	511,602

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	492,514

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	355,258

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	375,000	4.50	5/1/49	410,280

Laurel Road Community Dev. District Special Assessment	700,000	3.13	5/1/31	699,412

Live Oak No. 2 Community Dev. District Special Assessment	400,000	4.00	5/1/35	437,052

LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	534,430

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	264,827

Meadow View at Twin Creeks Community Dev. District Special Assessment	225,000	3.75	5/1/52	227,821

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	258,257

New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	550,000	4.20	5/1/35	572,726

Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	537,490

Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	284,983

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	604,483

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	567,800

Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	272,232

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	40,000	3.95	3/1/40	40,171

Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	285,000	4.00	9/1/48	309,353

Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	300,810

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	588,980

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	539,475

Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	600,000	7.25	6/1/34	628,722

Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	690,000	7.50	6/1/49	723,727

Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	4.00	6/1/41	521,025

Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	5.00	6/1/55	540,930

Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	524,595

Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	529,255

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	283,851

Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	579,730

Pompano Beach, Rev. (John Knox Village Proj.)	1,250,000	4.00	9/1/50	1,352,588

River Landing Community Dev. District Special Assessment	500,000	4.25	11/1/35	513,150

Sandridge Community Dev. District Special Assessment	500,000	3.88	5/1/41	511,985

Sawyers Landing Community Dev. District Special Assessment Rev.	590,000	3.25	5/1/26	608,685

Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	540,785

Sawyers Landing Community Dev. District Special Assessment Rev.	1,250,000	4.25	5/1/53	1,343,525

Seminole County Industrial Dev. Auth. Rev. (Galileo Schools For Gifted Learning Proj.) [4]	705,000	4.00	6/15/56	774,788

Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	538,630

Southern Groves Community Dev. District No. 5 Special Assessment	285,000	4.00	5/1/48	300,886

St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement Communities Obligated Group Proj.)	1,000,000	4.00	8/1/55	1,123,420

Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	552,545

Tolomato Community Dev. District Special Assessment [2,5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	185,000	6.61	5/1/40	185,524

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	87,088

Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	44,960

Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	554,655

Tradition Community Dev. District No. 9 Special Assessment	645,000	4.00	5/1/52	679,901

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	336,642

Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	263,570

University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	825,345

Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	263,323

Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,010

Waters Edge Community Dev. District Cap. Improvement Rev. [6]	110,000	6.60	5/1/39	110,477

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	259,966

Zephyr Ridge Community Dev. District Special Assessment [2,5,15]	450,000	5.25	N/A	189,000

				50,775,154

Georgia - 2.1%

Burke Co. Dev. Auth. Rev. (Georgia Transmission Corp. Vogtle Proj.) [14]	740,000	2.75	1/1/52	750,382

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	410,651

Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	710,352

DECEMBER 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	601,535

GA Housing & Finance Authority Rev.	915,000	3.80	12/1/37	929,942

GA Housing & Finance Authority Rev.	590,000	4.00	12/1/37	591,009

GA Housing & Finance Authority Rev.	255,000	3.85	12/1/38	267,202

GA Housing & Finance Authority Rev.	355,000	3.80	12/1/40	368,508

GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	614,208

GA Housing & Finance Authority Rev.	925,000	3.50	12/1/46	964,174

GA Housing & Finance Authority Rev.	490,000	4.00	12/1/48	510,551

GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	505,390

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	590,815

Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	412,559

				8,227,278

Idaho - 0.5%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	100,144

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	291,021

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	250,995

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	501,940

ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	335,000	5.75	12/1/32	351,311

Spring Valley Community Infrastructure District. No. 1 Special Assessment [4]	500,000	3.75	9/1/51	502,365

				1,997,776

Illinois - 5.8%

Bellwood Village G.O.	500,000	5.88	12/1/27	525,730

Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,138,409

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	545,235

Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	556,480

Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	557,745

Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	523,350

Chicago Park Dist. G.O. (BAM Insured)	500,000	4.00	1/1/42	576,350

Chicago Park Dist. G.O. (Limited Tax)	1,000,000	5.00	1/1/28	1,082,710

Evanston Educational Facs. Rev. (Roycemore School) [4]	250,000	4.00	4/1/32	253,603

IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	276,037

IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	573,550

IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	703,058

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	563,040

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,192,230

IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	550,780

IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	1,089,260

IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	102,839

IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	530,130

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	704,000

IL G.O.	250,000	5.50	7/1/33	268,047

IL G.O. (AGM Insured)	500,000	4.00	2/1/30	569,290

IL Housing Dev. Auth. Rev.	500,000	5.38	12/1/28	505,550

IL Housing Dev. Auth. Rev. (FHA Insured)	1,500,000	3.00	7/1/61	1,529,415

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	155,000	3.88	4/1/41	159,126

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.38	10/1/42	1,002,030

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	240,000	4.00	10/1/48	259,118

IL Rev.	500,000	5.00	6/15/33	604,560

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,089,430

La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	300,615

Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	368,162

Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,054,855

Malta Tax Allocation Rev. [2,5]	1,921,000	5.75	12/30/25	672,350

Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	290,955

Richton Park Public Library District G.O.	250,000	4.50	12/15/32	259,125

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	350,000	7.00	10/1/22	203,000

University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,139,010

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	140,000	4.00	12/1/22	142,036

Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	269,350

Upper Illinois River Valley Dev. Auth. Rev. (Prairie Crossing Charter) [4]	250,000	5.00	1/1/45	264,220

				22,994,780

Indiana - 0.9%

IN Finance Auth. Rev. (BHI Senior Living)	500,000	4.00	11/15/41	578,715

IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	854,724

IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	469,451

IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	195,539

IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	388,465

IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	514,330

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	312,138

Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	391,724

				3,705,086

Iowa - 0.8%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	732,225

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	626,240

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	539,265

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	571,340

IA Higher Education Loan Auth. Rev. (Simpson College Proj.)	500,000	5.00	11/1/30	561,930

				3,031,000

Louisiana - 1.7%

Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	8,694	5.00	11/1/40	8,840

LA Hsg. Corp. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	750,000	2.55	12/1/46	759,713

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	455,000	2.50	12/1/45	460,765

LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	529,700

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	552,200

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	357,285

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	530,760

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	342,255

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	540,420

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	544,198

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	750,000	4.00	11/1/46	816,240

LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	340,716

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	545,000	0.81	2/15/36	543,272

DECEMBER 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	322,566

				6,648,930

Maine - 0.1%

ME Hsg. Auth. Rev.	310,000	3.85	11/15/40	321,461

Maryland - 0.9%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	503,075

MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	379,018

MD Community Dev. Administration Rev.	750,000	2.95	7/1/56	761,228

Montgomery Co. Housing Opportunities Commission Rev.	250,000	4.00	7/1/38	253,440

Montgomery Co. Housing Opportunities Commission Rev. (FHA Insured)	1,500,000	2.85	1/1/51	1,517,025

				3,413,786

Massachusetts - 3.6%

Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,421

MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,073,687

MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,574,086

MA Dev. Finance Agy. Rev. (FNMA Collateralized)	1,500,000	2.30	1/1/42	1,494,075

MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	323,847

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	444,236

MA Education Finance Auth. Education Rev.	485,000	3.63	7/1/34	506,364

MA Education Finance Auth. Education Rev.	1,000,000	2.63	7/1/36	1,029,510

MA Education Finance Auth. Education Rev.	875,000	3.75	7/1/48	915,565

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	1,008,120

MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	250,382

MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	559,335

MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	529,755

MA Housing Finance Agy. Rev.	500,000	2.40	6/1/44	505,020

MA Housing Finance Agy. Rev.	1,000,000	2.80	12/1/46	1,026,780

MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	974,439

MA Housing Finance Agy. Rev.	500,000	2.80	6/1/63	506,005

MA Housing Finance Agy. Rev. (FHA Insured)	355,000	5.30	12/1/38	355,870

Northbridge Municipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	501,480

Rowley Land Acquisition Loan G.O. (AGM Insured)	360,000	4.00	5/1/27	361,066

				14,421,043

Michigan - 4.3%

Chandler Park Academy Rev.	40,000	5.00	11/1/22	40,084

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	330,960

City of Kalamazoo Economic Dev. Corp. Rev. (Revel Creek Proj.)	500,000	5.00	5/15/43	564,380

MI Finance Auth. Rev. (Holly Academy Proj.)	500,000	3.00	12/1/31	497,020

MI Finance Auth. Rev. (Madison Academy Proj.)	350,000	4.25	12/1/39	355,474

MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	269,705

MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	252,682

MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	532,520

MI Hsg. Dev. Auth. Rev.	145,000	3.70	12/1/36	148,223

MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	323,925

MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	822,292

MI Hsg. Dev. Auth. Rev.	310,000	4.00	6/1/49	328,219

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MI Hsg. Dev. Auth. Rev.	500,000	3.35	10/1/49	529,530

MI Hsg. Dev. Auth. Rev.	905,000	3.15	6/1/50	943,408

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	2,054,600

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	3,434,305

MI Hsg. Dev. Auth. Rev.	1,750,000	3.50	10/1/54	1,866,917

MI Hsg. Dev. Auth. Rev.	1,000,000	2.70	10/1/56	1,008,570

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	235,000	6.35	11/1/28	235,522

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	472,432

Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	167,135

Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	136,773

Richfield Public School Academy Rev.	1,060,000	4.00	9/1/36	1,098,785

Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	274,975

Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	388,161

				17,076,597

Minnesota - 0.1%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	367,275

Mississippi - 0.7%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	1,117,870

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	500,000	3.63	11/1/36	496,860

MS Gaming Tax Rev.	740,000	4.00	10/15/38	851,170

MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	225,000	4.00	12/1/43	240,260

				2,706,160

Missouri - 1.3%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	240,000	3.50	11/1/40	241,879

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,5]	118,010	2.00	11/15/46	5,880

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	261,441

Lees Summit Industrial Dev. Auth. Rev. (John Knox Village Proj.)	370,000	5.00	8/15/32	413,971

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	500,000	4.00	2/1/33	571,330

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	872,952

MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	1,116,620

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	445,000	3.80	11/1/48	479,096

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	365,000	3.35	11/1/49	387,988

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	475,000	2.50	5/1/50	483,697

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	380,000	2.40	11/1/51	376,823

				5,211,677

Montana - 0.4%

Gallatin Co., G.O.	360,000	3.00	7/1/25	360,770

MT Board of Housing Single Family Rev.	75,000	4.00	12/1/38	77,374

MT Board of Housing Single Family Rev.	500,000	2.40	12/1/45	504,940

MT Board of Housing Single Family Rev. (BRD Insured)	305,000	4.00	6/1/45	327,683

MT Board of Housing Single Family Rev. (FHA Insured)	215,000	3.75	12/1/38	216,750

				1,487,517

Nebraska - 0.3%

Douglas Co. Hospital Auth. No. 2 Rev. (Children Hospital Obligation)	500,000	4.00	11/15/50	580,960

Douglas Co. Hospital Auth. No. 3 Rev. (Methodist Hospital)	400,000	5.00	11/1/30	459,596

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	410,000	5.13	N/A	17,015

DECEMBER 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	80,000	3.05	9/1/42	81,888

				1,139,459

Nevada - 0.9%

City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	579,770

City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	5.00	12/1/37	386,543

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	205,000	3.85	10/1/39	208,249

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	755,318

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.35	10/1/49	462,168

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.40	10/1/49	510,266

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	497,336

				3,399,650

New Hampshire - 0.8%

NH Business Finance Auth. Rev. (Springpoint Senior Living Proj.)	650,000	4.00	1/1/41	708,396

NH Business Finance Auth. Rev. (The Vista Proj.) [4]	310,000	5.25	7/1/39	329,663

NH Business Finance Auth. Rev. (The Vista Proj.) [4]	500,000	5.63	7/1/46	534,870

NH Hsg. Fin. Auth. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	782,819

NH Hsg. Fin. Auth. Rev. (FHA Insured)	500,000	2.60	7/1/51	502,170

NH Hsg. Fin. Auth. Rev. (FHA Insured)	500,000	2.85	7/1/61	505,735

				3,363,653

New Jersey - 2.9%

NJ Economic Dev. Auth. Rev. [9]	500,000	4.00	6/15/50	570,985

NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	285,668

NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	595,145

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	305,420

NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	604,260

NJ Higher Education Student Assistance Auth. Rev.	1,250,000	3.50	12/1/39	1,326,000

NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	1,051,350

NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	823,822

NJ Hsg. & Mtg. Finance Agy. Rev.	500,000	2.63	11/1/56	506,560

NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	564,680

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	840,000	3.75	10/1/35	903,638

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	750,000	2.30	10/1/46	734,828

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	445,000	4.50	10/1/48	494,818

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	435,000	4.00	4/1/49	470,761

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	885,000	2.45	10/1/50	895,124

NJ Transportation Trust Fund Auth. Rev. [9]	500,000	4.00	12/15/39	576,890

NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	613,635

Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	349,359

				11,672,943

New Mexico - 1.6%

Las Vegas NM Gross Receipts Tax Rev.	410,000	4.00	6/1/28	415,822

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	255,000	3.90	9/1/42	255,648

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	200,000	4.13	9/1/42	200,578

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	610,000	3.85	7/1/43	639,957

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	385,000	3.85	7/1/43	417,005

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	305,000	3.80	9/1/46	317,346

10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	645,000	4.00	7/1/48	699,167

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	885,000	3.35	7/1/49	933,233

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	385,000	4.00	7/1/49	408,635

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.00	7/1/50	520,545

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.35	7/1/51	501,165

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.63	7/1/51	1,010,850

				6,319,951

New York - 5.7%

Brookhaven Local Dev. Corp. Rev. (Jefferson’s Ferry Proj.)	675,000	4.00	11/1/45	748,629

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	364,917

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	324,876

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	323,700

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.63	8/1/45	506,535

New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	685,340

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	543,655

New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.80	2/1/50	502,010

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	3.00	11/1/55	1,030,270

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,500,000	2.60	11/1/56	1,486,530

New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.80	11/1/60	1,008,990

New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	502,745

New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	798,622

New York Transportation Dev. Corp. Rev. (John F. Kennedy International Airport Proj.)	300,000	4.00	12/1/40	345,906

New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	875,760

NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	705,000	4.00	1/1/30	773,188

NY Mortgage Agency Rev.	85,000	3.75	10/1/42	85,320

NY Mortgage Agency Rev.	1,065,000	3.80	10/1/48	1,120,242

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	340,149

NY State Housing Finance Agency Rev.	500,000	2.75	11/1/45	513,785

NY State Housing Finance Agency Rev.	1,000,000	2.60	11/1/46	1,015,890

NY State Housing Finance Agency Rev.	500,000	2.85	11/1/51	505,860

NY State Housing Finance Agency Rev.	1,000,000	2.75	11/1/56	1,002,970

NY State Housing Finance Agency Rev.	750,000	2.88	11/1/56	756,135

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	593,699

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	521,480

NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	539,860

NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	270,275

NY State Mortgage Agency Rev.	750,000	2.20	4/1/36	754,733

NY State Mortgage Agency Rev.	1,000,000	2.50	10/1/46	991,040

NY State Mortgage Agency Rev.	1,700,000	2.55	4/1/50	1,683,884

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.)	350,000	3.60	7/1/29	353,182

Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	5.00	7/1/46	375,942

Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	507,190

				22,753,309

North Carolina - 1.3%

Mecklenburg Co. Rev. (Little Rock Apts)	65,000	5.15	1/1/22	65,000

Mecklenburg Co. Rev. (Little Rock Apts)	510,000	5.38	1/1/36	511,586

DECEMBER 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NC Education Assistance Auth. Senior Bond-Student Loan Rev.	335,000	3.13	6/1/39	340,169

NC Housing Finance Agency Rev.	220,000	3.95	1/1/41	233,213

NC Housing Finance Agency Rev.	625,000	4.00	7/1/47	673,012

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.40	7/1/44	994,750

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	345,000	4.00	1/1/48	366,180

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	840,000	3.63	7/1/49	899,128

NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	442,912

University of North Carolina School of the Arts	500,000	3.25	2/1/46	536,765

				5,062,715

North Dakota - 0.6%

ND Housing Finance Agency Rev.	235,000	3.85	1/1/42	244,470

ND Housing Finance Agency Rev.	1,000,000	2.35	7/1/44	996,450

ND Housing Finance Agency Rev.	1,000,000	2.50	7/1/44	1,015,950

				2,256,870

Ohio - 3.2%

Butler Co. Port Auth. Rev.	640,000	5.00	12/1/34	641,664

Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	585,640

Cleveland-Cuyahoga County Port Auth. Tax Allocation (Flats East Bank Proj.) [4]	500,000	4.00	12/1/55	525,595

Cleveland-Cuyahoga County Port Auth. Tax Allocation (Flats East Bank Proj.) [4]	500,000	4.50	12/1/55	531,420

Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	941,304

Franklin Co. Health Care Facs. Rev. (Ohio Living Communities)	1,000,000	4.00	7/1/45	1,115,350

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [2,4,5]	250,000	6.50	12/1/37	87,500

Liberty Community Infrastructure Financing Auth. Special Assessment	500,000	3.13	12/1/46	534,185

Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	547,875

OH Higher Educational Facs. Commission Rev. (Tiffin University Proj.)	1,045,000	4.00	11/1/49	1,089,507

OH Housing Finance Agency Rev.	630,000	3.35	9/1/49	666,786

OH Housing Finance Agency Rev.	1,985,000	2.45	9/1/51	1,956,257

OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	250,000	4.05	3/1/37	260,597

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	300,000	3.35	9/1/39	313,944

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	430,000	4.00	9/1/48	452,257

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	380,000	4.00	3/1/49	391,959

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.75	9/1/51	1,017,030

Port of Greater Cincinnati Dev. Auth. Rev. (St. Xavier High School, Inc. Proj.)	400,000	4.00	4/1/40	465,224

Toledo-Lucas Co. Port Auth. Rev. (University of Toledo Parking Proj.)	350,000	4.00	1/1/46	388,314

				12,512,408

Oklahoma - 0.3%

Oklahoma Dev. Finance Auth. Rev. (Oklahoma City University Proj.)	1,000,000	5.00	8/1/49	1,165,860

Oregon - 1.5%

Clackamas Co. Hospital Facs. Auth. Rev. (Rose Villa Proj.)	500,000	5.38	11/15/55	550,365

Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	355,876

Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	253,985

Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	500,930

OR Hsg. & Community Services Dept. Rev.	175,000	3.80	7/1/34	186,088

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	310,000	4.00	7/1/38	313,444

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	506,870

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	320,000	3.75	7/1/48	337,338

12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,034,910

Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	1,000,000	4.00	7/1/24	1,000,000

Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	500,000	5.13	7/1/55	518,990

Yamhill County Hospital Auth. Rev. (Friendsview)	350,000	5.00	11/15/56	403,813

				5,962,609

Pennsylvania - 2.2%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	0.79	10/1/34	457,430

Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	499,244

Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	399,707

Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	100,000	4.00	10/15/22	101,828

PA Higher Educational Assistance Agy. Rev.	485,000	2.63	6/1/42	488,895

PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	284,623

PA Hsg. Finance Agy. Rev.	765,000	3.65	10/1/42	789,419

PA Hsg. Finance Agy. Rev.	500,000	3.00	10/1/46	516,700

PA Hsg. Finance Agy. Rev.	120,000	4.00	10/1/46	127,511

PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,055,770

PA Hsg. Finance Agy. Rev.	1,000,000	2.55	10/1/51	998,010

PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,549,137

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	390,897

Southcentral General Auth. Rev. (York College of Pennsylvania)	500,000	4.00	11/1/37	584,245

West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	597,712

				8,841,128

Rhode Island - 0.4%

RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	253,705

RI Hsg. & Mortgage Finance Corp. Rev.	500,000	2.80	4/1/45	506,515

RI Student Loan Auth. Rev.	725,000	3.63	12/1/37	755,334

				1,515,554

South Carolina - 0.9%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	390,890

SC Education Assistance Auth. Student Loan Rev.	55,000	5.10	10/1/29	55,007

SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	540,520

SC Jobs-Economic Dev. Auth. Rev. (Bon Secours Mercy Health, Inc.)	750,000	4.00	12/1/44	868,665

SC Jobs-Economic Dev. Auth. Rev. (Kiawah Life Plan Village, Inc. Proj.) [4]	500,000	8.75	7/1/25	516,770

SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	276,078

SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	551,525

SC State Hsg. Finance & Dev. Auth. Rev.	490,000	3.05	7/1/45	514,030

				3,713,485

South Dakota - 0.1%

SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	568,135

Tennessee - 2.5%

Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [2,4,5]	500,000	6.50	6/1/27	135,000

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	951,788

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	341,970

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5,15]	1,850,000	5.35	N/A	4,625

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	19,687

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16

DECEMBER 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	702,130

TN Hsg. Dev. Agency Rev.	500,000	2.55	7/1/46	504,055

TN Hsg. Dev. Agency. Rev.	245,000	3.60	1/1/31	249,582

TN Hsg. Dev. Agency. Rev.	265,000	3.88	7/1/35	273,300

TN Hsg. Dev. Agency. Rev.	125,000	3.95	7/1/35	130,060

TN Hsg. Dev. Agency. Rev.	235,000	4.00	7/1/39	245,131

TN Hsg. Dev. Agency. Rev.	330,000	3.85	7/1/42	350,981

TN Hsg. Dev. Agency. Rev.	330,000	3.90	7/1/42	354,638

TN Hsg. Dev. Agency. Rev.	760,000	4.00	7/1/44	792,733

TN Hsg. Dev. Agency. Rev.	1,000,000	2.55	1/1/45	1,023,170

TN Hsg. Dev. Agency. Rev.	750,000	2.38	7/1/46	749,453

TN Hsg. Dev. Agency. Rev.	775,000	3.95	1/1/49	807,635

TN Hsg. Dev. Agency. Rev.	1,135,000	4.05	1/1/49	1,214,790

TN Hsg. Dev. Agency. Rev.	1,000,000	2.50	7/1/51	1,000,790

				9,851,534

Texas - 6.4%

Arlington Higher Education Finance Corp., Education Rev. (Ninos, Inc.)	350,000	2.38	8/15/51	335,237

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	715,358

Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	385,970

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	968,880

Central Texas Regional Mobility Auth. Rev.	500,000	4.00	1/1/45	569,055

Central Texas Regional Mobility Auth. Rev.	500,000	4.00	1/1/50	572,425

Cypress Hill Municipal Utility Dist. No. 1 G.O. (AGM Insured)	1,000,000	4.00	9/1/34	1,021,580

Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	542,380

Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	660,166

East Downtown Redevelopment Auth. Tax Rev. (AGM Insured)	560,000	3.00	9/1/40	593,925

Edinburg Economic Dev. Corp. Rev.	225,000	3.00	8/15/31	224,809

Edinburg Economic Dev. Corp. Rev.	500,000	3.25	8/15/41	488,610

El Paso Co. Hospital District G.O.	825,000	5.00	8/15/43	880,811

Grand Parkway Transportation Corp. Rev. (Grand Parkway System) (BAM Insured)	1,000,000	3.00	10/1/50	1,063,280

Hale Center Education Facs. Corp. Rev. (Wayland Baptist University Proj.)	500,000	5.00	3/1/35	501,210

Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	551,785

Houston Higher Education Finance Corp. (Cosmos Foundation)	480,000	5.00	2/15/32	482,635

Houston Higher Education Finance Corp. (Houston Baptist University Proj.)	500,000	3.38	10/1/37	500,775

Meadowhill Regional Municipal Utility Dist. G.O. (AGM Insured)	500,000	4.00	10/1/35	511,940

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	260,000	4.00	7/1/23	253,869

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	460,000	4.00	7/1/26	424,750

New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	452,820

New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	495,000	3.75	6/1/28	501,351

New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	500,000	4.00	6/1/32	506,850

New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	546,100

New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	262,560

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.)	500,000	2.00	11/15/61	336,810

New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	380,895

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	780,487

New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	561,260

14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	1,000,000	5.00	6/15/42	1,021,120

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	142,800

Parkway Utility Dist. G.O. (BAM Insured)	500,000	3.63	3/1/35	501,125

Parkway Utility Dist. G.O. (Waterworks and Sewer System) (BAM Insured)	275,000	4.00	3/1/33	276,455

Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	297,445

San Antonio Education Facs. Corp. Rev. (Hallmark University Proj.)	290,000	5.00	10/1/41	315,140

Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	524,800

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	593,075

Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	80,000	5.63	11/15/24	80,154

TX Department of Housing & Community Affairs (GNMA Collateralized)	420,000	4.13	9/1/38	449,593

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,100,000	3.63	9/1/44	1,183,809

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	528,300

TX Department of Housing & Community Affairs (GNMA Collateralized)	990,000	2.50	7/1/51	1,002,959

TX Department of Housing & Community Affairs (GNMA Collateralized)	745,000	2.35	9/1/51	723,283

TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	585,655

TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	485,000	4.00	3/1/50	501,713

				25,306,009

Utah - 0.9%

Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	510,590

Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	403,132

Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	980,640

ROAM Public Infrastructure District No. 1 G.O. [4]	500,000	4.25	3/1/51	501,200

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	512,847

UT Hsg. Corp. Single Family Mtg. Rev.	25,000	5.75	1/1/33	25,055

UT Hsg. Corp. Single Family Mtg. Rev.	45,000	4.60	7/1/34	45,062

UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	195,000	4.00	1/1/36	203,194

West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	469,124

				3,650,844

Vermont - 0.3%

Vermont Economic Dev. Auth. Mtg. Rev. (Wake Robin Corporation Proj.)	500,000	4.00	5/1/45	537,020

VT Hsg. Fin. Agy. Rev.	550,000	2.50	8/15/41	552,376

VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	230,000	3.50	5/1/38	240,249

				1,329,645

Virginia - 0.3%

James City Co. Economic Dev. Auth. Rev.	350,000	4.00	6/1/47	377,181

VA Hsg. Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.45	11/1/45	503,805

VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	410,092

				1,291,078

Washington - 2.8%

Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	354,360

King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	1,072,470

King Co. Hsg. Auth. Rev.	500,000	2.38	10/1/41	495,965

King Co. Hsg. Auth. Rev. (Bellevue Manor and Abbey Ridge)	750,000	3.00	8/1/40	789,630

King County Hsg. Auth. Rev.	700,000	2.25	12/1/41	680,575

Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	541,075

Seattle Hsg. Auth. Rev. (Hinoki Apartments Proj.)	500,000	3.00	6/1/52	513,505

DECEMBER 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Seattle Hsg. Auth. Rev. (Lam Bow Apartments Proj.)	500,000	2.38	6/1/41	501,190

Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	552,855

Vancouver Hsg. Auth. Rev.	470,000	3.75	8/1/34	511,679

Vancouver Hsg. Auth. Rev.	30,000	3.75	8/1/34	34,318

Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	1,063,560

Vancouver Hsg. Auth. Rev. (Van Vista Plaza Proj.)	1,000,000	3.30	12/1/51	1,065,240

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	267,750

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	1,000,000	5.00	7/1/36	1,066,730

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	570,875

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Transforming Age Proj.) [4]	500,000	5.00	1/1/44	560,950

WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	326,484

				10,969,211

West Virginia - 0.6%

WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	262,830

WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	1,041,311

WV Hsg. Dev. Fund Rev.	1,005,000	2.50	11/1/51	1,013,321

				2,317,462

Wisconsin - 4.8%

Public Finance Auth. Rev. (Appalachian Regional Healthcare System Obligated Group)	500,000	4.00	7/1/46	578,850

Public Finance Auth. Rev. (Presbyterian Villages of Michigan) [4]	895,000	4.75	11/15/53	947,563

WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	873,149

WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	500,000	5.13	10/1/48	517,575

WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	539,185

WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	539,185

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	328,971

WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	595,560

WI Health & Educational Facs. Auth. Rev. (Hope Christian Schools)	615,000	3.00	12/1/31	623,130

WI Health & Educational Facs. Auth. Rev. (PHW Muskego, Inc. Proj.)	500,000	4.00	10/1/51	521,730

WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	745,000	5.00	11/1/27	856,676

WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	389,463

WI Health & Educational Facs. Auth. Rev. (Three Pillars Senior Living Communities)	920,000	5.00	8/15/43	989,727

WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	265,715

WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	605,237

WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,623,900

WI Housing & Economic Dev. Auth. Rev.	1,500,000	2.70	11/1/56	1,512,300

WI Housing & Economic Dev. Auth. Rev.	500,000	3.38	5/1/57	529,230

WI Housing & Economic Dev. Auth. Rev.	500,000	2.85	11/1/51	501,635

WI Public Finance Auth. Rev. (ACTS Retirement-Life Community, Inc.)	600,000	4.00	11/15/37	696,306

WI Public Finance Auth. Rev. (Carmelite System, Inc.)	500,000	5.00	1/1/45	595,115

WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	780,864

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	763,418

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,520	9.00	1/1/46	557

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/47	527

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	12.00	1/1/47	14

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,171	9.00	1/1/48	514

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	390	12.00	1/1/48	12

16

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/49	499

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	384	11.00	1/1/49	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/50	472

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	372	11.00	1/1/50	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,334	9.00	1/1/51	507

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	365	11.00	1/1/51	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4,5]	446,246	3.75	7/1/51	291,358

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,218	9.00	1/1/52	484

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	475	10.00	1/1/52	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,985	9.00	1/1/53	468

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	10.00	1/1/53	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,869	9.00	1/1/54	452

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	453	10.00	1/1/54	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,636	9.00	1/1/55	436

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	444	9.00	1/1/55	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	9.00	1/1/56	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,404	9.00	1/1/56	422

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	22,407	5.50	7/1/56	16,859

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/57	408

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	481	9.00	1/1/57	12

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/58	393

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	9.00	1/1/58	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	456	9.00	1/1/59	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,938	9.00	1/1/59	383

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	8.00	1/1/60	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/60	368

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	440	8.00	1/1/61	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,589	9.00	1/1/61	352

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	428	8.00	1/1/62	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,473	9.00	1/1/62	341

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	419	8.00	1/1/63	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,240	9.00	1/1/63	329

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	409	8.00	1/1/64	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,124	9.00	1/1/64	321

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	403	7.00	1/1/65	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,008	9.00	1/1/65	308

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	7.00	1/1/66	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	14,775	9.00	1/1/66	289

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	5,235	5.00	1/1/67	95

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	192,429	9.00	1/1/67	3,500

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	412,950

WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) [2,4,5]	7,608	5.50	12/1/48	3,804

WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	452,882

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	135,000	5.00	4/1/25	144,245

WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	505,390

WI Public Finance Auth. Rev. (Searstone CCRC Project)	750,000	3.00	6/1/28	758,730

DECEMBER 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Southminster) [4]	250,000	5.00	10/1/43	274,740

				19,048,086

Wyoming - 0.1%

WY Community Dev. Auth. Rev.	280,000	4.05	12/1/38	282,744

Total Municipal Bonds (Cost: $359,112,195)				361,462,770

Investment Companies - 5.1%

BlackRock Long-Term Municipal Advantage Trust (BTA)	50,383			755,745

BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398			1,269,014

BlackRock MuniHoldings Fund, Inc. (MHD)	81,102			1,359,270

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	57,814			810,552

BlackRock MuniYield Insured Fund (MYI)	71,171			1,054,754

BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			330,393

BlackRock MuniYield Quality Fund, Inc. (MQY)	24,512			395,624

BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	35,000			292,250

DWS Municipal Income Trust (KTF)	93,236			1,102,050

DWS Strategic Municipal Income Trust (KSM)	29,351			356,908

Eaton Vance Municipal Bond Fund (EIM)	5,360			72,789

Invesco Municipal Opportunity Trust (VMO)	67,520			932,451

Invesco Municipal Trust (VKQ)	76,872			1,032,391

Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500			440,055

Invesco Quality Municipal Income Trust (IQI)	91,114			1,238,239

Invesco Value Municipal Income Trust (IIM)	45,799			780,415

Invesco Van Kampen Advantage Muni Income Trust (VKI)	111,341			1,356,133

Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	66,847			933,853

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	168,972			2,635,963

Nuveen Dividend Advantage Municipal Income Fund (NVG)	20,000			358,600

Nuveen Pennsylvania Quality Municipal Income Fund (NQP)	5,000			74,500

Nuveen Quality Municipal Income Fund (NAD)	163,973			2,641,605

Total Investment Companies (cost: $18,144,739)				20,223,554

Total Investments in Securities - 96.2% (cost: $377,256,934)				381,686,324

Other Assets and Liabilities, net - 3.8%				15,281,842

Total Net Assets - 100.0%				$396,968,166

18

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of December 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2021 was $2,738,806 and represented 0.7% of net assets.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2021 was $37,875,300 and represented 9.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2021 was $2,665,961 and represented 0.7% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2021 was $5,784,807 and represented 1.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2021.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2021 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury Long Bond	72	March 2022	(11,551,500)	(161,842)
U.S. Treasury 2-Year	254	March 2022	(55,415,657)	23,583
U.S. Treasury 5-Year	202	March 2022	(24,437,265)	(119,134)
U.S. Treasury 10-Year	230	March 2022	(30,007,812)	(349,253)

				(606,646)

[10]	The amount of $3,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2021.

A summary of the levels for the Fund’s investments as of December 31, 2021 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	361,462,770	—	361,462,770
Investment Companies	20,223,554	—	—	20,223,554
Futures	23,583	—	—	23,583
Total:	20,247,137	361,462,770	—	381,709,907
Liabilities
Futures	(630,229)	—	—	(630,229)

There were no transfers into or out of level 3 during the reporting period.

DECEMBER 31, 2021	19